Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 36,629	$ 60,004	$ 23,904
Short-term investments		2,199	35,487
Accounts receivable, net	35,268	11,863	21,545
Inventories, net	17,556	14,987	9,384
Notes receivable from stockholders			3,512
Prepaid and other current assets	19,921	12,918	7,411
Total current assets	109,374	101,971	101,243
Property, plant and equipment, net	19,191	26,278	28,926
Goodwill	1,189	1,189
Intangible assets, net	820	982
Contract assets	5,626
Other assets	727	5,755	11,591
Total assets	136,927	136,175	141,760
Current liabilities:
Accounts payable	7,539	6,923	7,089
Accrued expense and other current liabilities	23,816	31,160	17,443
Contract liabilities	15,502	18,261	20,359
Total current liabilities	46,857	56,344	44,891
Long-term tax liabilities	596	1,360	1,580
Other long-term liabilities	26,299	2,225	1,674
Total liabilities	73,752	59,929	48,145
Commitments and contingencies (Note 13)
Stockholders' Equity:
Common stock, $0.0001 par value; 58,000,000, 67,000,000 and 67,000,000 shares authorized as of December 31, 2018, December 31, 2019 and June 30, 2020, respectively; 34,252,578 shares issued and outstanding as of December 31, 2018, December 31, 2019 and June 30, 2020	3	3	3
Additional paid-in capital	260,549	240,474	190,549
Accumulated other comprehensive loss	(250)	(216)	(148)
Accumulated deficit	(197,128)	(164,016)	(96,790)
Total stockholders' equity	63,175	76,246	93,615
Total liabilities and stockholders' equity	136,927	136,175	141,760
Series A convertible preferred stock
Stockholders' Equity:
Convertible Preferred stock	1	1	1
Series B convertible preferred stock
Stockholders' Equity:
Convertible Preferred stock	0	0	0
Series B1 convertible preferred stock
Stockholders' Equity:
Convertible Preferred stock	$ 0	$ 0	$ 0